E.I.I. Realty Securities Trust

640 Fifth Avenue

8th Floor

New York, NY 10019

May 23, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	E.I.I. Realty Securities Trust on behalf of the E.I.I. Realty Securities Fund

File Nos. 333-45959; 811-08649; CIK: 0001054556

Ladies and Gentlemen:

On behalf of E.I.I. Realty Securities Trust (“Registrant”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in a supplement, dated May 21, 2014, to the Prospectus for the Registrant listed above. The purpose of this filing is to submit the XBRL information from the 497(e) filing dated May 21, 2014 for the Registrant.

If you have any questions or comments regarding this filing, please call me at (212) 735-9527 or Mark Parise of Kramer Levin Naftalis & Frankel LLP, counsel to Registrant, at (212) 715-9276.

Very truly yours,

E.I.I. Realty Securities Trust

By:  /s/ Kathleen Heineken
Kathleen Heineken

Secretary of the Trust

cc:	Susan Penry-Williams

Mark Parise

Michael J. Meagher